Employee benefits - Employee benefits - Components - Tabular disclosure (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Employee benefits [abstract]
Post-employment benefits	€ 989	€ 1,005	€ 998
Other long-term benefits	2,434	2,313	2,616
Provision for employment termination benefits	3	4	7
Other employee-related payables and payroll taxes due	1,715	1,710	1,631
Provision for social risks and litigations	74	90	43
Total employee benefits	€ 5,215	€ 5,122	€ 5,295